Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

February 2, 2011

EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Macatawa Bank Corporation Commission File No. 000-25927 Form S-1 Registration Statement

Ladies and Gentlemen:

                    Transmitted with this letter is a Registration Statement on Form S-1 filed by Macatawa Bank Corporation ("Macatawa"). This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted.

                    This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of Macatawa, to retain such signed documents for a period of five years and to furnish a copy of any such signed documents to the Commission or its staff upon request.

                    This firm has previously transferred the sum of $3,483.00 to the Securities and Exchange Commission lockbox depository at the U.S. Bank of St. Louis, Missouri, in payment of the registration fee.

                    If the Commission has any comments or will require any further information, please contact me by phone at (616) 752-2353 or by fax at (616) 222-2353.

Very truly yours,

/s/ Daniel C. Persinger

Daniel C. Persinger